CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	4,429,599	4,000,000
Common stock, shares outstanding	4,429,599	4,000,000